DERIVATIVE INSTRUMENTS	9 Months Ended
Sep. 29, 2012
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

15.    DERIVATIVE INSTRUMENTS

In order to reduce exposures related to changes in foreign currency exchange rates, the Company previously utilized foreign currency collars, forward contracts and swap contracts for the purpose of hedging the specific exposure to variability in forecasted cash flows associated primarily with inventory purchases mainly by the Company’s European and Canadian entities, substantially all of which related to the global MEXX business. As of September 29, 2012, December 31, 2011 and October 1, 2011, the Company had no significant outstanding forward contracts.

The following table summarizes the fair value and presentation in the Condensed Consolidated Financial Statements for derivatives designated as hedging instruments and derivatives not designated as hedging instruments:

The following table summarizes the effect of foreign currency exchange contracts on the Condensed Consolidated Financial Statements:

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Nine months ended October 1, 2011	$(4,192)	Discontinued operations, net of income taxes	$(4,535)	$164
Three months ended October 1, 2011	2,447	Discontinued operations, net of income taxes	(2,478)	(6)

The Company hedged its net investment position in certain euro-denominated functional currency subsidiaries by designating a portion of the outstanding Euro Notes as the hedging instrument in a net investment hedge. To the extent the hedge was effective, related foreign currency translation gains and losses were recorded within Other comprehensive loss. Translation gains and losses related to the ineffective portion of the hedge were recognized in current operations within Other income (expense), net.

As of October 1, 2011, the Company dedesignated an aggregate 131.5 million euro of its outstanding Euro Notes as a hedge of its net investment in certain euro-denominated functional currency subsidiaries.

In connection with the sale of an 81.25% interest in the global MEXX business on October 31, 2011, the Company dedesignated the remaining amount of the Euro Notes that had been previously designated as a hedge of the Company’s net investment in certain euro-denominated functional currency subsidiaries. Accordingly, all foreign currency transaction gains or losses related to the remaining Euro Notes were recorded in earnings beginning on November 1, 2011 until the Euro Notes were fully repurchased by the Company in the third quarter of 2012.

The Company recognized the following foreign currency translation gains (losses) related to the net investment hedge:

	Nine Months Ended	Three Months Ended
In thousands	October 1, 2011 (39 weeks)	October 1, 2011 (13 weeks)
Effective portion recognized within Accumulated OCI	$(3,357)	$10,253
Ineffective portion recognized within Other income (expense), net	(10,924)	14,976

Also, as a result of the sale of an 81.25% interest in the global MEXX business, the Company’s net investment in certain euro-denominated functional currency subsidiaries was substantially liquidated, and the cumulative translation adjustment recognized on the Company’s Euro Notes through October 31, 2011 was written off.

The Company occasionally uses short-term foreign currency forward contracts to manage currency risk associated with certain expected transactions. In order to mitigate the exposure related to the Tender Offer, the Company entered into forward contracts to sell $182.0 million for 128.0 million euro, which settled in the second quarter of 2011. During the second quarter of 2011, the Company entered into forward contracts designated as non-hedging derivative instruments maturing in July 2011 to sell $15.7 million for 11.0 million euro. The transaction gains of $2.5 million related to these derivative instruments were reflected within Other income (expense), net for the nine months ended October 1, 2011.